Transactions with Members, Shareholders and Related Parties - Summary of Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Related Party Transaction [Line Items]
Sales with related parties	$ 6	$ 16	$ 9
Payments to related parties	78	62	53
Intel
Related Party Transaction [Line Items]
Sales with related parties	1	10	3
Payments to related parties	15	6	7
TPG
Related Party Transaction [Line Items]
Sales with related parties	1
Payments to related parties	17	6	5
TPG Affiliates
Related Party Transaction [Line Items]
Sales with related parties	2	4	5
Payments to related parties	30	29	35
Other
Related Party Transaction [Line Items]
Sales with related parties	2	2	1
Payments to related parties	$ 16	$ 21	$ 6